RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended		15 Months Ended
	Jul. 01, 2021 USD ($)	May 09, 2019 USD ($)	Jan. 23, 2017 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Jul. 02, 2021	Jul. 02, 2021 USD ($)	Jul. 02, 2021 ft²	Jul. 02, 2021 m²	Jul. 01, 2021 ft²	Jul. 01, 2021 m²	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	May 09, 2019 USD ($)	May 09, 2019 ft²	May 09, 2019 m²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term																		2 years
Area of land | ft²																		5,000
Annual rent, year one					$ 42,242		$ 15,523	$ 42,242										$ 42,000				$ 39,200
Annual rent, year two					8,644		8,644	8,644										$ 44,800				$ 42,000
Operating lease, right-of-use asset					58,849	$ 104,124	34,814	58,849	$ 104,124			$ 241,800							$ 241,800
Lease liabilities					39,200	44,577	18,019	39,200	44,577
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term		5 years									5 years
Area of land													6,000	6,000						4,560.57	4,560.57
Annual rent, year one												$ 8,645							45,150
Annual rent, year two																			$ 45,150
Rent increase percentage		5.00%
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments							2,508	2,508
Operating Lease Agreements [Member] | President [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments			$ 960		0	$ 3,683		0	$ 3,683
Operating Lease			8 years
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645	$ 45,150
Area of land															6,000	6,000				4,560.57	4,560.57
Rent increase percentage		5.00%
Operating Lease	5 years	5 years
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments							44,800	44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July One Two Thousand Twenty One And March Thrity One Two Thousand Twenty Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				$ 42,000
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments								42,000		$ 42,000
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset					79,862		79,862	79,862
Lease liabilities					$ 79,862		$ 79,862	$ 79,862
Removal of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities																	$ 44,419